Inventories	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories valued on the last-in, first-out (LIFO) cost method were approximately 31 percent of total inventories in 2012 and 28 percent of total inventories in 2011. The current cost of these inventories exceeds their valuation determined on the LIFO basis by $212,033 in 2012 and $205,739 in 2011. Progress payments of $36,087 in 2012 and $33,489 in 2011 are netted against inventories.